GENERAL (Liquidity and Capital Resources) (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended							12 Months Ended
	Oct. 15, 2015	Oct. 13, 2015	Apr. 14, 2014	Feb. 23, 2017	Feb. 17, 2017	Nov. 29, 2016	Nov. 23, 2016	Feb. 28, 2015	Feb. 18, 2015	Sep. 18, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Nov. 30, 2016	Dec. 31, 2013
Share Capital [Line Items]
Proceeds from sale of stock											$ 3,708
Payments of issuance expenses										$ 23
Equity shares issued			746				91,250
Cash, Cash Equivalents, and Short-term Investments											6,241
Shares, Debentures and Warrants Issued ,New Issue, Value											4,500
Debt Instrument, Convertible, Conversion Price														$ 6
Retained Earnings (Accumulated Deficit)											(156,503)	$ (140,270)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest											4,417	19,620	$ 15,065		$ 23,633
Net Cash Provided by (Used in) Operating Activities											(10,367)	(16,933)	(13,602)
Operating Income (Loss)											$ (15,664)	$ (15,721)	(14,252)
Placement Agents [Member]
Share Capital [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights											25,000
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 7.50
Payment of Financing and Stock Issuance Costs											$ 350
Reimbursement Of Expenses											$ 75
Class of Warrant or Right, Date from which Warrants or Rights Exercisable											Nov. 29, 2017
Class Of Warrant Or Right, Expiration Date											Nov. 29, 2021
PIPE Debentures [Member] | Subsequent Event [Member]
Share Capital [Line Items]
Proceeds from Convertible Debt				$ 1,292
Debentures [Member]
Share Capital [Line Items]
Debt Instrument, Term											30 years
Debt Instrument, Convertible, Conversion Price											$ 6.00
Registered Direct Offering [Member]
Share Capital [Line Items]
Proceeds from sale of stock						$ 3,708
Equity shares issued							91,250
Price per unit							$ 6.00
Registered Direct Offering [Member] | Unsecured Convertible Debentures [Member]
Share Capital [Line Items]
Debt Instrument, Face Amount							$ 3,160
Private Placement [Member]
Share Capital [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							833,334
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 10.20
Private Placement [Member] | PIPE Debentures [Member]
Share Capital [Line Items]
Debt Instrument, Face Amount							$ 1,293
Initial Closing Offering [Member] | Placement Agents [Member]
Share Capital [Line Items]
Payment of Financing and Stock Issuance Costs											$ 260
Second Closing Offering [Member] | Subsequent Event [Member]
Share Capital [Line Items]
Payment of Financing and Stock Issuance Costs					$ 90
2015 Cantor Sales Agreement
Share Capital [Line Items]
Stock sold in agreement								202,030
Proceeds from sale of stock								$ 10,540
Payments of issuance expenses								512
Proceeds from the Private Placement								$ 14,400	$ 14,400
Securities Purchase Agreement [Member]
Share Capital [Line Items]
Proceeds from the Private Placement		$ 7,293
Securities Purchase Agreement [Member] | Capital Units [Member]
Share Capital [Line Items]
Proceeds from the Private Placement	$ 7,293
Private placement, terms											Under the terms of the 2015 Private Placement, the Company issued an aggregate of 277,778 units at a purchase price of $28.80 per unit for gross proceeds of approximately $8,000. Each unit consisted of (i) one Ordinary Share (collectively, the Shares), (ii) a Series A Warrant to purchase one-half of an Ordinary Share at an exercise price of $33.00 per Ordinary Shares (subject to adjustment), exercisable for a period of five years from the Closing Date (the 2015 Series A Warrants), and (iii) a partially pre-funded 2015 Series B Warrant (collectively and together with the 2015 Series A Warrants, the 2015 Warrants). The 2015 Series B Warrants had an exercise price of NIS 7.2 (which has been prepaid) plus $0.0012 per share. The 2015 Series B Warrants were intended to reset the price of the units, and became exercisable for an aggregate of 222,223 shares based on 85% of the arithmetic average of the five lowest weighted average prices calculated during the ten trading days following the effective date of a resale registration statement registering the shares sold in the 2015 Private Placement for resale. The 2015 Series A Warrant exercise price has been adjusted to $19.752 per share, and all of the 2015 Series B Warrants have been exercised on a cashless basis, resulting in the issuance of 222,208 of the Companys Ordinary Shares
Class of Warrant or Right, Number of Securities Called by Warrants or Rights												8,334
2013 Cantor Sales Agreement [Member]
Share Capital [Line Items]
Proceeds from sale of stock													5,151
Payments of issuance expenses													$ 159
Equity shares issued													102,851